Annual Operating Expenses {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-07 - Fidelity Women's Leadership Fund	Jun. 29, 2022
Fidelity Advisor Women's Leadership Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual operating expenses	1.10%
Fidelity Advisor Women's Leadership Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.35%
Fidelity Advisor Women's Leadership Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual operating expenses	1.84%
Fidelity Advisor Women's Leadership Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.81%
Fidelity Advisor Women's Leadership Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.69%